---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 MONEY
---------------------
 MARKET
---------------------
 TRUST
---------------------

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

INVESTMENT ADVISER COMMENTS                                                    1

PORTFOLIO OF INVESTMENTS                                                       2

STAGECOACH MONEY MARKET TRUST

  Statement of Assets and Liabilities                                          5

  Statement of Operations                                                      6

  Statements of Changes in Net Assets                                          7

  Financial Highlights                                                         8

  Notes to Financial Statements                                               10

  Independent Auditors' Report                                                14

  Proxy Voting Results                                                        15

LIST OF ABBREVIATIONS                                                         16
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

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---------------------

                                                   STAGECOACH MONEY MARKET TRUST

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The seven day effective yield as of September 30, 1996 for the Money Market Trust was 5.30%.

ECONOMIC FACTORS:

The largest single factor to influence money market yields are changes in short-term interest rates by the Federal Reserve. At the beginning of 1996, the expectation was that the Fed would continue to reduce interest rates to help spur the economy. This did not prove to be the case when several government reports showed stronger than expected growth. Speculation quickly turned to the possibility of the Fed raising rates instead.

The third quarter began with continued expectations that the economy would strengthen due to strong employment gains and rising commodity prices. The markets anticipated higher inflation and higher interest rates.

As the quarter ended, signs that the economy was slowing began to appear. Initial jobless claims bottomed in late August and stayed in a slight upward trend for the remainder of the quarter. Commodity prices ended the quarter lower. The widely anticipated Federal Reserve meeting on September 24, however, resulted in no change in policy and the equity and bond markets rallied sharply.

STRATEGIC COMMENT:

With signs of a slowing economy and the Fed's reluctance to raise interest rates, floating rate securities using the Prime Rate as an index appear attractive. Also, six month commercial paper has been offering values yielding 33 basis points above that of comparable Treasury Bills. For Funds investing exclusively in Treasury securities, the Treasury Bill curve shows six-months or longer securities offering the best value.

All holdings in the Fund are rated in the top four categories by national credit rating agencies. These securities meet with the approval of the Wells Fargo Credit Policy Committee.

                                                           ---------------------

STAGECOACH MONEY MARKET TRUST
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSIT - 8.74%
$40,000,000  American Express Centurion Bank                      5.40 %        10/04/96   $   40,000,000
 25,000,000  Old Kent Bank & Trust Co                             5.43          11/18/96       25,000,000
 35,000,000  Union Bank of California                             5.60          03/25/97       35,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $  100,000,000

             COMMERCIAL PAPER - 47.88%
$25,000,000  ABN Amro North American Finance Corp Inc             5.58 %*       02/28/97   $   24,418,750
 40,000,000  Associates Corp of North America                     5.38 *        10/18/96       39,898,378
 14,400,000  Asset Securitization Cooperative Corp++              5.35 *        10/01/96       14,400,000
 20,000,000  CIT Group Holdings Inc                               5.35 *        10/07/96       19,982,167
 15,000,000  Canadian Wheat Board                                 5.59 *        03/14/97       14,618,017
 30,300,000  Corporate Asset Funding Co                           5.35 *        02/07/97       29,719,124
 35,000,000  Corporate Receivables Corp++                         5.33 *        10/28/96       34,860,088
  7,200,000  Ford Motor Credit Corp                               6.80 *        08/15/97        7,257,081
 35,000,000  Ford Motor Credit Corp                               5.37 *        10/15/96       34,926,908
 29,000,000  General Electric Capital Corp                        5.26 *        10/18/96       28,927,967
 15,000,000  General Electric Capital Services Inc                5.35 *        02/21/97       14,681,229
 20,000,000  Goldman Sachs & Co                                   5.50 *        02/26/97       19,547,778
 25,000,000  IBM Credit Corp                                      5.34 *        10/17/96       24,940,667
 15,000,000  Merrill Lynch & Co                                   5.35 *        02/21/97       14,681,229
 40,000,000  Metlife Funding Inc                                  5.34 *        10/10/96       39,946,600
 29,972,000  PHH Corp                                             5.34 *        10/25/96       29,865,300
 40,000,000  RTZ America Inc                                      5.31 *        10/21/96       39,882,000
 35,000,000  Raytheon Co                                          5.34 *        10/11/96       34,948,083
 40,000,000  Sheffield Receivables Corp++                         5.33 *        10/15/96       39,917,089
 16,000,000  WMX Technologies Inc++                               5.32 *        11/05/96       15,917,244
 25,000,000  WMX Technologies Inc++                               5.75 *        04/04/97       24,261,285
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $  547,596,984

------------------------
2

                                                   STAGECOACH MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE NOTES - 2.62%
$12,000,000  Bear Stearns & Co                                    5.91 %        11/04/96   $   12,000,000
 18,000,000  Bear Stearns & Co                                    5.00          01/22/97       18,000,000
                                                                                           --------------
             TOTAL CORPORATE NOTES                                                         $   30,000,000

             FEDERAL AGENCIES - 6.08%
$20,000,000  Federal Farm Credit Bank                             5.40 %*       08/14/97   $   19,049,000
 25,000,000  Federal Farm Credit Bank                             5.24 *        02/07/97       24,995,682
 25,535,000  Federal Home Loan Bank                               5.30 *        10/07/96       25,512,444
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $   69,557,126

             VARIABLE- AND FLOATING-RATE NOTES - 11.80%
$25,000,000  Federal Home Loan Bank                               5.54 %        07/24/97   $   25,000,000
 10,000,000  Merrill Lynch & Co                                   5.93          10/18/96       10,000,000
 20,000,000  Merrill Lynch & Co                                   5.38          03/10/97       20,000,000
 40,000,000  U.S. National Bank of Oregon                         5.41          04/16/97       39,985,136
 40,000,000  Wachovia Bank                                        5.00          04/25/97       39,978,413
                                                                                           --------------
             TOTAL VARIABLE- AND FLOATING-RATE NOTES                                       $  134,963,549

             REPURCHASE AGREEMENTS - 23.07%
$263,865,000 Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Governement Securities                             5.20 %        10/01/96   $  263,865,000

                                                           ---------------------

STAGECOACH MONEY MARKET TRUST

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,145,982,659)**(Note 1)                         100.19%               $1,145,982,659
              Other Assets and Liabilities                             (0.19)                   (2,215,836)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,143,766,823
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
 ++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
4

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                      MONEY
                                                     MARKET
                                                      TRUST
-----------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost below)
    (includes repurchase agreements of
    $263,865,000)                            $1,145,982,659
  Cash                                               26,873
Receivables:
  Interest                                        1,675,574
Organization expenses, net of
  amortization                                        1,824
Prepaid expenses                                     15,378
TOTAL ASSETS                                  1,147,702,308
LIABILITIES
Payables:
  Distribution to shareholders                    3,516,220
  Due to sponsor and distributor (Note
    2)                                              118,241
  Due to adviser (Note 2)                            58,943
  Other accrued expenses                            242,081
TOTAL LIABILITIES                                 3,935,485

TOTAL NET ASSETS
                                              1,143,766,823
NET ASSETS CONSIST OF:
  Paid-in capital                             1,143,766,823
TOTAL NET ASSETS                             $1,143,766,823
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net Assets                                   $1,143,766,823
Shares outstanding                            1,143,843,557
Net asset value and offering price per
  share                                      $         1.00
INVESTMENTS AT COST
                                             $1,145,982,659
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED SEPTEMBER 30, 1996

                                                   MONEY
                                                  MARKET
                                                   TRUST
--------------------------------------------------------
INVESTMENT INCOME
  Interest                                    40,456,338
TOTAL INVESTMENT INCOME                       40,456,338
EXPENSES (NOTE 2)
  Advisory fees                                2,173,501
  Administration fees                          1,042,738
  Custody fees                                     9,743
  Shareholder servicing fees                     117,368
  Portfolio accounting fees                       35,142
  Transfer agency fees                            72,875
  Legal and audit fees                            77,259
  Registration fees                              239,468
  Trustee fees                                     5,725
  Shareholder reports                             25,754
  Other                                          133,556
TOTAL EXPENSES                                 3,933,129
Less:
  Waived and reimbursed fees (Note 2)         (2,583,968)
Net expenses                                   1,349,161
NET INVESTMENT INCOME                         39,107,177
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $39,107,177
--------------------------------------------------------

------------------------
6

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                             MONEY MARKET TRUST
                                             --------------------------------------------------
                                                                      FOR THE
                                                    FOR THE      PERIOD ENDED           FOR THE
                                                 YEAR ENDED         SEPT. 30,        YEAR ENDED
                                             SEPT. 30, 1996          1995 (1)      MAY 31, 1995
-----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $   39,107,177     $   5,414,501     $  13,979,887
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  39,107,177         5,414,501        13,979,887
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (39,107,177)       (5,414,501)      (13,979,887)
  In excess of net investment income                      0           (76,734)                0
CAPITAL SHARES TRANSACTIONS
  Proceeds from shares sold                   1,743,840,124       206,738,848       481,846,431
  Reinvestment of dividends                          21,187             1,253             1,954
  Cost of shares redeemed                      (886,957,978)     (210,282,383)     (492,259,778)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                    856,903,333        (3,542,282)      (10,411,393)
INCREASE (DECREASE) IN NET ASSETS               856,903,333        (3,619,016)      (10,411,393)
NET ASSETS:
BEGINNING NET ASSETS                            286,863,490       290,482,506       300,893,899
ENDING NET ASSETS                            $1,143,766,823     $ 286,863,490     $ 290,482,506
SHARES ISSUED AND REDEEMED:
  Shares sold                                 1,743,840,124       206,738,848       481,846,431
  Shares issued in reinvestment of
    dividends                                        21,187             1,253             1,954
  Shares redeemed                              (886,957,978)     (210,282,383)     (492,259,778)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING                                     856,903,333        (3,542,282)      (10,411,393)
-----------------------------------------------------------------------------------------------

(1)  FOR THE PERIOD JUNE 1, 1995 THROUGH SEPTEMBER 30, 1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            MONEY MARKET
                                                                               TRUST (1)
                                                                    --------------------
                                                                         YEAR     PERIOD
                                                                        ENDED      ENDED
                                                                    SEPT. 30,  SEPT. 30,
                                                                         1996   1995 (2)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $1.00      $1.00
                                                                    ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                  0.05       0.02
  Net realized and unrealized gain on investments                        0.00       0.00
                                                                    ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                                         0.05       0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  (0.05)     (0.02)
                                                                    ---------  ---------
TOTAL FROM DISTRIBUTIONS                                                (0.05)     (0.02)
                                                                    ---------  ---------
NET ASSET VALUE, END OF PERIOD                                          $1.00      $1.00
                                                                    ---------  ---------
                                                                    ---------  ---------
TOTAL RETURN                                                            5.43%     5.70%*
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                  $1,143,767  $286,863
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                               0.18%      0.19%
  Ratio of net investment income to average net assets                  5.33%      5.70%
----------------------------------------------------------------------------------------
  Ratio of expenses to average net assets prior to waived fees and
    reimbursed expenses                                                 0.55%      1.11%
  Ratio of net investment income to average net assets prior to
    waived fees and reimbursed expenses                                 4.96%      4.78%
----------------------------------------------------------------------------------------

  *  ANNUALIZED
(1) THE FUND OPERATED AS THE PRIME MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS THE MONEY MARKET TRUST OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.

---------------------
8

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                          MONEY MARKET TRUST (1) (CONT.)
                              ------------------------------------------
                                   YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED
                                MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                   1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income            0.05       0.03       0.03       0.05
  Net realized and
    unrealized gain on
    investments                    0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.05       0.03       0.03       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.05)     (0.03)     (0.03)     (0.05)
                              ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.05)     (0.03)     (0.03)     (0.05)
                              ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------
TOTAL RETURN                      5.05%      3.21%      2.94%      4.56%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $290,483   $300,894    $74,375    $87,039
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.17%      0.18%      0.46%      0.48%
  Ratio of net investment
    income to average net
    assets                        5.06%      3.21%      2.94%      4.56%
---------------------------------------------------------------------------------------------------------
  Ratio of expenses to
    average net assets prior
    to waived fees and
    reimbursed expenses           1.07%      1.02%      1.08%      1.04%
  Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                      4.16%      2.38%      2.32%      4.00%
---------------------------------------------------------------------------------------------------------

  *  ANNUALIZED
(1) THE FUND OPERATED AS THE PRIME MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS THE MONEY MARKET TRUST OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MAY 31 TO SEPTEMBER 30.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Money Market Trust.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of Stagecoach Funds, Inc. in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Trust was established to acquire all of the assets and assume all of the liabilities of the Pacifica Money Market Trust (formerly the Prime Money Market Fund of Westcore Trust), collectively, the "Predecessor Fund." This acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Money Market Trust. All performance and financial data in this annual report for periods prior to September 6, 1996 refers to the Predecessor Fund.

The following significant accounting policies are consistently followed by the Fund in the preparation of the financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests in securities with remaining maturities not exceeding

---------------------
10

                                                   NOTES TO FINANCIAL STATEMENTS
397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating-and variable-rate instruments. Certain of these floating-and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortized premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund's adviser pools the Fund's cash and invests in repurchase agreements entered into by the Fund. The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Fund at September 30, 1996, were collateralized by U.S. government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The Board intends to offset net capital gains with any capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until any capital loss carryforwards have been fully utilized or have expired.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION EXPENSES

The Fund has been charged for expenses incurred in connection with the organization and initial registration. Such expenses are being amortized by the Fund on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund. Pursuant to the contract, WFB has agreed to furnish to the Fund investment guidance and policy direction in connection with daily portfolio management. Under such contract, WFB is entitled to be paid monthly advisory fees at the annual percentage rate of 0.25% of the Fund's average daily net assets.

For the period from October 1, 1995 to March 31, 1996, the Fund was advised by First Interstate Capital Management ("FICM"). Pursuant to the advisory contract, the Fund paid an advisory fee at an annual rate of 0.30% of the first $500 million, 0.25% of the next $500 million, and 0.20% in excess of $1 billion of the Fund's average daily net assets. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo") and FICM and First Interstate Bank of California ("FICAL") became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and fund accounting services for the Fund. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the net assets over $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Fund. Pursuant to the contracts, the Fund paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide transfer agency services for the Fund. Under the transfer agency agreement, WFB is entitled to be paid a fee at an annual rate of 0.07% of the average daily net assets of the Fund.

For the period from October 1, 1995 to September 5, 1996, the Fund retained Furman Selz LLC ("Furman Selz") to provide personnel and facilities to per-

---------------------
12

                                                   NOTES TO FINANCIAL STATEMENTS
form shareholders servicing, transfer agency related services and fund accounting.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. WFB is entitled to be compensated for these services based on an annual rate not to exceed 0.20% of the average daily net assets of the Fund.

FEES WAIVED AND REIMBURSED EXPENSES

Payment of the following fees and expenses were waived or reimbursed for the year ended September 30, 1996.

                                                            FEES WAIVED AND
                                            FEES WAIVED            EXPENSES
                                              BY FURMAN          REIMBURSED  FEES WAIVED
FUND                                               SELZ              BY FIB       BY WFB
----------------------------------------------------------------------------------------
Money Market Trust                             $326,885            $923,288   $1,333,795

Fee waivers and expense reimbursements continue at the discretion of WFB. WFB and Stephens have agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, on an annual basis, 0.20% of the Fund's average daily net assets through August 31, 1997.

The Company has entered into administration and distribution agreements on behalf of the Fund with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Fund. For receiving supervisory and administrative services, the Fund has agreed to pay Stephens a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets.

For the period from October 1, 1995 to September 5, 1996, Furman Selz provided administrative services for the operation of the Fund. As compensation for such services, the Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of the Fund.

Certain officers and directors of the Company are also officers of Stephens. At September 30, 1996, Stephens owned one share of the Money Market Trust.

3. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $.001 par value capital stock authorized by the Company. At September 30, 1996, the Fund was authorized to issue 3 billion shares of $.001 par value capital stock. Transactions in capital shares are disclosed in detail in the Statements of Changes in Net Assets.

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Trust (one of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. All years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995 were audited by other auditors whose report dated November 3, 1995 expressed an unqualified opinion on this information.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Trust of Stagecoach Funds, Inc. as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

---------------------
14

-----------------
PROXY VOTING RESULTS
PROPOSAL 1.

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Portfolio, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which are substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates are unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

  PACIFICA MONEY MARKET TRUST

         FOR       AGAINST    ABSTAIN
-------------------------------------
 870,830,215             0    726,760

PROPOSAL 2.

To approve the agreement and plan of reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of Pacifica Money Market Trust to the corresponding Money Market Trust of Stagecoach Funds, Inc., in exchange for shares of the designated classes of Stagecoach Funds.

  PACIFICA MONEY MARKET TRUST

         FOR       AGAINST    ABSTAIN
-------------------------------------
 870,740,074             0    816,901

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
16

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                                                           ---------------------

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---------------------
18

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC0564 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds